Significant subsequent events (Tables)	12 Months Ended
Mar. 31, 2016
Details of matters relating to repurchase

Details of matters relating to repurchase -

Kind of stock to be repurchased	Common stock of TMC
Number of shares to be repurchased	100,000,000 shares (maximum)
Total purchase price for repurchase of shares	¥500,000 million (maximum)
Method of acquisition	Market purchase through a trust bank
Period of repurchase	From May 18, 2016 to November 17, 2016